ACQUISITION OF QUANTUM TRANSPORTATION LTD (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026
Quantum Transportation Ltd [Member]
Business Combination [Line Items]
Voting interest percentage	4.99%	49.00%
Loan Agreement [Member]
Business Combination [Line Items]
Accrued interest		$ 700
Bearing interest		8.00%
Advanced loan		$ 200
Accrued interest		204
Quantum Transportation Ltd [Member]
Business Combination [Line Items]
Ownership interest percentage	51.00%
Shares issued for acquisition	99,424
Fair value of acquisition	$ 1,073
Transaction costs	13
Acquisition cost	1,086
Recognized research and development expense	1,028	$ 1,028
Goodwill	$ 0
Quantum Transportation Ltd [Member] | Securities Exchange Agreement [Member]
Business Combination [Line Items]
Ownership interest percentage	51.00%